RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 16:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.	Balances with the related parties:

	December 31,
	2021	2020

Trade receivable	$420	$1,146

Long term deferred revenues	$3,864	$3,473

b.	Transactions with the related parties:

	Year ended December 31,
	2021	2020	2019

Revenues (net revenues)	$4,500	$(12,014)	$1,002

During the years ended December 31, 2021, 2020 and 2019 the Company earned $4,500, $(12,014) and $1,002 respectively, in revenues (net revenues) from the sale of services and goods to a shareholder (also refer to Note 2i).

As of December 31, 2021 and 2020, the Company recorded receivables of $420 and $1,146, respectively from the same shareholder mentioned above in connection with the revenues earned, included as Trade Receivable on the accompanying consolidated balance sheets. The receivables are collected in the ordinary course of business.

As of December 31, 2021 and 2020, the Company recorded deferred revenue of $3,864 and $3,473, respectively, from the same shareholder mentioned above in connection with the revenues earned, included as Long-term advances from customers and deferred revenues on the accompanying consolidated balance sheets.